Net operating costs (excluding items shown separately) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Net Operating Costs Excluding Items Shown Separately [Abstract]
Summary of net operating costs (excluding items shown separately)
		2018	2017	2016
	Note	US$m	US$m	US$m
Raw materials, consumables, repairs and maintenance		10,613	9,286	8,760
Amortisation of intangible assets	13	133	177	227
Depreciation of property, plant and equipment	14	3,882	4,198	4,567
Employment costs	5	4,728	4,765	4,881
Shipping and other freight costs (a)		2,580	2,338	1,454
(Increase)/decrease in finished goods and work in progress		(186)	(82)	87
Royalties		2,117	2,228	1,889
Amounts charged by equity accounted units (b)		1,200	980	1,184
Net foreign exchange (gains)/losses		(56)	61	38
Other external costs (a) (c)		3,184	3,967	3,512
Gain on sale of property, plant and equipment (d)		(506)	(32)	(40)
Provisions (including exchange differences on provisions)	26	1,011	527	1,404
Research and development		45	58	60
Costs included above qualifying for capitalisation		(589)	(486)	(521)
Other operating income		(1,041)	(1,002)	(703)
Net operating costs (excluding items shown separately)		27,115	26,983	26,799

(a)

Net operating costs includes operating lease expense of US$787 million (2017: US$555 million, 2016: US$541 million). Costs for leases of dry bulk vessels (which include costs for crewing services) are included within “Shipping and other freight costs” and other lease costs are included within “Other external costs”. The Group will implement IFRS 16 “Leases” as at 1 January 2019; refer to note 1.

(b)

Amounts charged by equity accounted units relate to toll processing and also include purchases from equity accounted units of bauxite and aluminium which are then processed by the product group or sold to third parties. Generally, purchases are in proportion to the Group’s share of the equity accounted unit but in 2018, US$332 million (2017: US$229 million; 2016: US$383 million) related to purchases of the other investors’ share of production.

(c)

In 2017, other external costs include a financial penalty of £27.4 million (US$36.4 million) paid to the United Kingdom’s Financial Conduct Authority (FCA) in relation to the timing of the impairment of the Group’s former coal operations in Mozambique. Refer to note 31 for further detail.

(d)	Includes a pre-tax gain of US$549 million from the sale of property, plant and equipment at Kitimat. Refer to note 2.